Other provisions, contingent liabilities and contingent assets (Tables)	12 Months Ended
Dec. 31, 2022
Changes in other provisions [abstract]
Disclosure of change in provision

Change in provisions	As of	Increase	Decrease	Decrease	As of
(in € thousands)	2021/12/31		(used)	(unused)	2022/12/31
Provision for litigation	87	0	(14)	(73)	0
Provision for charges	225	4	(92)	(77)	61
TOTAL	313	4	(106)	(150)	61